Stockholders’ equity	12 Months Ended
Dec. 31, 2023
Equity [Abstract]
Stockholders’ equity

Note 11 – Stockholders’ equity

A.	Ordinary shares

1.	Ordinary shares confer upon the holders the right to receive notice to participate and vote in general meetings of the Company and the right to receive dividends, if declared.

2.	During February 2021, the Company entered into an underwriting agreement (the “Underwriting Agreement”) with Cantor Fitzgerald & Co. (the “Underwriter”) in connection with an underwritten public offering (the “Underwritten Public Offering”) of 147,577 ordinary shares (the “Firm Shares”) of the Company (the “Ordinary Shares”). The Underwriter agreed to purchase the Firm Shares from the Company at a price of $64.81 per share. The net proceeds to the Company were approximately $9.2 million.

3.	On March 26, 2021, the Company entered into a Sales Agreement with Cantor Fitzgerald & Co. and Canaccord Genuity LLC, as sales agents, pursuant to which the Company may offer and sell ordinary shares “at the market” having an aggregate offering price of up to $50.0 million from time to time through the sales agents. As of December 31, 2023, the Company sold 7,721 ordinary shares under its ATM program for total net proceeds of approximately $0.1 million.

4.	On May 15, 2023, the Company effected a reverse share split of the Company’s ordinary shares at the ratio of 1-for-15, such that each fifteen (15) ordinary shares, par value NIS 0.01 per share, were consolidated into one (1) ordinary share, par value NIS 0.15. As a result, all share and per share amounts prior to the reverse share split were adjusted retroactively for all periods presented in these consolidated financial statements.

5.	On July 18, 2023, the Company sold to investors in a public offering (i) 380,000 ordinary shares, (ii) 5,220,000 pre-funded warrants to purchase 5,220,000 ordinary shares (the “Pre-Funded Warrants”), and (iii) 5,600,000 warrants to purchase 5,600,000 ordinary shares (the “Investor Warrants”), at a purchase price of $1.25 per ordinary share and accompanying Investor Warrant and $1.249 per Pre-Funded Warrant and accompanying Investor Warrant.

The Pre-Funded Warrants are immediately exercisable at an exercise price of $0.001 per ordinary share and will not expire until exercised in full. The Investor Warrants have an exercise price of $1.25 per ordinary share, are immediately exercisable, and may be exercised until July 18, 2028. The net proceeds to the Company were approximately $6.2 million.

6.

As of December 31, 2023, a total of 2,975,000 Pre-Funded Warrants were exercised into 2,972,982 ordinary shares, out of which a total of 1,090,000 Pre-funded warrants were exercised on a cashless basis (as permitted under the terms of the Pre-Funded Warrants) into 1,087,982 ordinary shares. Subsequent to the balance sheet date, as April 3, 2024 a total of 965,000 Pre-Funded Warrants were exercised into 964,330 ordinary shares, out of which, a total of 240,000 Pre-funded Warrants were exercised on a cashless basis (as permitted under the terms of the Pre-Funded Warrants)into 239,330 ordinary shares.

GALMED PHARMACEUTICALS LTD.

Notes to Consolidated Financial Statements

Note 11 – Stockholders’ equity (Cont.)

B.	Stock-based compensation

1.	The Company has an equity-based incentive plan, the 2013 Incentive Share Option Plan (the “2013 Plan”). As of December 31, 2023, based on the latest amendment to the plan from August 7, 2023, a total of 2,000,000 ordinary shares were reserved for issuance under the 2013 Plan, of which a total of 367,026 ordinary shares remain reserved, but unallocated for future equity awards. The 2013 Plan, which was adopted by the Board on September 2, 2013, and approved by the Company’s shareholders on December 30, 2013 (as was amended by the Board and the Company’s shareholders on March 30, 2015, May 11, 2015, August 30, 2018 and August 7, 2023 respectively), provides for the grant of options to purchase the ordinary shares and the issuance of RSUs to the Company’s officers, directors, employees, service providers and consultants. The 2013 Plan provides for such equity-based compensation under various and different tax regimes.

2.	During February 2021, certain office holders exercised options into 1,249 ordinary shares of the Company for a total amount of less than $1 thousand.

3.	In March 2021, the Company granted options to purchase 3,000 ordinary shares of the Company to an employee and a consultant. The options are exercisable at $62.4 per share, have a 10-year term and vest over a period of four years. The aggregate grant date fair value of such options was approximately $0.1 million.

4.	In July, 2021, the Company granted options to purchase 6,667 ordinary shares of the Company to its non-management directors subject to shareholders’ approval (which was obtained in August 2021). The options are exercisable at $46.5 per share, have a 10-year term and vest over a period of three years. The aggregate grant date fair value of such options was approximately $0.2 million.

5.	In August, 2021, the Company granted options to purchase 2,500 ordinary shares of the Company to certain service providers. The options are exercisable at $42.45 per share, have a 10-year term and vest over a period of three years. The aggregate grant date fair value of such options was approximately $0.01 million.

6.	In February 2022, the Company granted options to purchase 2,667 ordinary shares of the Company to one of its officers. The options are exercisable at $24.15 per share, have a 10-year term and vest over a period of four years.

7.	On March 23, 2023, the Company received a ruling from the Israel Tax Authority (“ITA”) confirming the repricing of certain stock options. This repricing was accounted for as a modification of a share-based payment award. The incremental compensation expense recognized as a result of the modification during the year ended December 31, 2023 was approximately $0.1 million.

8.	In August 2023, the Company granted 1,315,000 (RSUs) and 75,000 options to purchase 75,000 ordinary shares of the Company to its officers and directors. The options are exercisable at $1.05 per share and have a 10-year term. The options and RSUs vest over a period of three years. The aggregate grant date fair value of such RSUs and options was approximately $0.9 million.

9.	In September 2023, the Company extended the exercise period of 21,654 options with an exercise price of 0.15 NIS previously granted to the Company’s Chief Executive Officer (and director), by approximately five years to December 31, 2028. the exercise period represented a modification in accordance with ASC 718. The Incremental compensation expense on the modification date was less than $1 thousand.

GALMED PHARMACEUTICALS LTD.

Notes to Consolidated Financial Statements

Note 11 – Stockholders’ equity (Cont.)

B.	Stock-based compensation (Cont.)

7.	A summary of the status of the Company’s outstanding options as of December 31, 2023 and 2022 and changes during the years then ended are presented below:

	2023		2022
		Weighted		Weighted
	Number of	average	Number of	average
	share	exercise	share	exercise
	options	price	options	price
Options outstanding at beginning of year	177,095	$54.51	189,390	$54.8
Granted	75,000	$1.05	2,666	$5.7
Forfeited	(11,351)	$36.8	(14,961)	$49.61
Outstanding at end of year	240,744	$38.32	177,095	54.51
Options exercisable at year end	$159,229	$55.88	152,469	56.9

The following assumptions were used for the fiscal year 2023, 2022 and 2021 grants:

-	dividend yield of 0.00% for all periods.

-	risk-free interest rate between 0.80% and 1.34% for the fiscal year 2021, 1.94% for the fiscal year 2022 and 4.16% for the fiscal year 2023.

-	an expected life between 5 and 6.25 years for all periods.

-	and a volatility rate ranging between 64% and 81% for the fiscal year 2021, 65% for the fiscal year 2022 and 108% for the fiscal year 2023.

As of December 31, 2023, and 2022, the weighted-average remaining contractual term of the outstanding options, excluding the 2,575 options granted in 2002 that have no expiration date, is 6.24 and 4.84 years, respectively.

The weighted average grant date fair value of the options granted during the years ended December 31, 2023, 2022 and 2021 is $0.63, $0.68, and $2.19 respectively.

As of December 31, 2023, a total of 21,654 outstanding and exercisable options are “in the money” with aggregate intrinsic value of $0.001 million; while as of December 31, 2022 a total of 21,654 outstanding and exercisable options were “in the money” with aggregate intrinsic value of $0.2 million.

The unrecognized compensation expense calculated under the fair-value method for stock options expected to vest as of December 31, 2023, 2022 and 2021 is approximately $0.3 million, $0.9 million, and $3.4 million, respectively, and is expected to be recognized over a weighted-average period of 0.3 years, 1.41 years and 1.75 years, respectively.

For the years ended 2023, 2022 and 2021, the Company recorded a total of $0.8 million, $1.3 million, and $1.9 milliion of stock-based compensation expenses, in connection with the above-mentioned options.

GALMED PHARMACEUTICALS LTD.

Notes to Consolidated Financial Statements

Note 11 – Stockholders’ equity (Cont.)

B.	Stock-based compensation (Cont.)

On August 7, 2023, the Company issued a total of 1,315,000 RSU”s. Upon vesting, each RSU will settle by the issuance of one ordinary share. The RSUs vest over three years. As of December 31, 2023, none of the RSU’s were vested. with respect to the above-mentioned RSU’s, the Company recorded stock-based compensation expenses in the amount of $0.1 million for the year ended December 31, 2023.

The weighted average grant date fair value of the RSU’s granted during the year ended December 31, 2023 was $0.63.

The unrecognized compensation expense calculated for RSU’s expected to vest as of December 31, 2023, is approximately $0.7 million and is expected to be recognized over a weighted-average period of 2.5 years.